14. LONG-TERM BONDS PAYABLE (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Weighted-average interest rate, long-term bonds payable	6.93%	0.00%
Maturities, long-term bonds payable	January 2018
Long-term bonds payable	$ 101,837	$ 0